UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                            FORM 13F

                        FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment    [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Quantitative Advisors, Inc.
Address:  55 Old Bedford Road
          Lincoln, MA 01773

13F File Number:  28-4108

The institutional investment manager filing this report and the person
By whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Katzoff
Title:   Assistant Clerk/Counsel
Phone:   781-259-1144
Signature, Place and Date of Signing:

         Mark A. Katzoff     Lincoln, MA  May 14, 1999


Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT

List of Other Managers Reporting for This Manager:

Columbia Partners, LLC, Investment Management
13F File Number: 801-50156

State Street Boston Corp.
13F File Number: 28-399

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  12880

Form 13F Information Table Value Total:  $115

                                   FORM 13F INFORMATION TABLE

                TITLE OF         VALUE    SHARES/  SH/  PUT/  INVSTMT
OTHER
VOTING AUTHORITY
NAME OF ISSUER CLASS   CUSIP   (x$1000)  PRN AMT  PRN  CALL  DSCRETN
MANAGERS
SOLE SHARED  NONE
______________ _____  _______  ________  _______  ___  ____  _______
________
____ ______  _____
Madseco SA     ADR    556304103 116      12,880   SH         OTHER
             12,880